Document and Entity Information	May 22, 2026
Cover [Abstract]
Entity Registrant Name	Shimmick Corp
Amendment Flag	false
Entity Central Index Key	0001887944
Document Type	8-K
Document Period End Date	May 22, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-41867
Entity Tax Identification Number	84-3749368
Entity Address, Address Line One	530 Technology Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(833)
Local Phone Number	723-2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SHIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false